Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt

NOTE 8 — DEBT

Short-term Borrowings

The Company borrowed ￦260,000 thousand from Kookmin Bank at October 8, 2015 with the maturity of October 2, 2019. The borrowings bear an interest at 6.09% and 4.70% per annum for 2018 and 2017, respectively. The Company paid ￦26,000 thousand and entered into a refinancing agreement at October 2, 2018. At March 31, 2019 and December 31, 2018, the balance for the borrowings was ￦234,000 thousand and ￦234,000 thousand, respectively. The borrowings are guaranteed by Korea Technology Finance Corporation, a government-funded institution.

The Company borrowed ￦260,000 thousand from Kookmin Bank at November 4, 2015 with the maturity of November 2, 2018. The borrowings bear an interest at 6.13% and 5.05% per annum for 2018 and 2017, respectively. The Company paid ￦26,000 thousand and entered into a refinancing agreement at November 2, 2018. At March 31, 2019 and December 31, 2018, the balance for the borrowings was ￦234,000 thousand and ￦234,000 thousand, respectively. The borrowings are guaranteed by Korea Technology Finance Corporation, a government-funded institution.

The Company borrowed ￦1,000,000 thousand from Woori Bank at June 2, 2015 with the maturity of June 1, 2018. The borrowings bear an interest at 4.79% and 4.27% per annum for 2018 and 2017. The Company paid ￦1,000,000 thousand and entered into an extension agreement at May 1, 2019 through which the maturity was extended through 2020. At March 31, 2019 and December 31, 2018, the balance for the borrowings was ￦900,000 thousand and ￦900,000 thousand, respectively. The borrowings are guaranteed by Korea Technology Finance Corporation, a government-funded institution.

The Company borrowed ￦500,000 thousand from Suhyup Bank at July 18, 2016 with the original maturity of July 18, 2018. The maturity was extended 1 year, which is July 18, 2019. The borrowings bear an interest at 2.50 % per annum for 2018 and 2017. At March 31, 2019 and December 31, 2018, the balance for the borrowings was ￦428,000 thousand and ￦428,000 thousand, respectively. The borrowings are collateralized by the savings account of ￦3,000 thousand and guaranteed by Hyundai BS&C Co., Ltd., a nonaffiliated company.

The Company borrowed ￦550,000 thousand from GMT Co., Ltd. at April 19, 2017 with the maturity of November 30, 2017. The borrowings bear an interest at 6.00 % per annum for 2017. At March 31, 2019 and December 31, 2018, the balance for the borrowings was ￦195,000 thousand. The Company is in negotiation with the lender to extend the maturity. The balance is currently in default.

The Company borrowed ￦300,000 thousand from GNC Co., Ltd. at April 18, 2017 with the maturity of November 30, 2017. The borrowings bear an interest at 6.00 % per annum for 2017. At March 31, 2019 and December 31, 2018, the balance for the borrowings was ￦300,000 thousand. The Company is in negotiation with the lender to extend the maturity. The balance is currently in default.

The Company borrowed ￦130,000 thousand from Kwangju Bank at September 27, 2018 with the maturity of August 24, 2019. The borrowings bear an interest at 5.65 % per annum for 2018 and 2019. At March 31, 2019 and December 31, 2018, the balance for the borrowings was ￦59,091 thousand and ￦94,545 thousand, respectively. The borrowings are guaranteed by Ung Gyu Kim, President.

As of March 31, 2019 and December 31, 2018, the estimated fair value of the short-term borrowings approximate their carrying values.

Long-term Debt

The components of the long-term debt, including the current portion, are as follows (in thousands of Korean Won):

	March 31, 2019		December 31, 2018
Loans from Small & medium Business Corporation borrowed at March 23, 2016 with the maturity of March 22, 2021 and at an interest of 4.22% and 4.22% per annum for 2019 and 2018, respectively, guaranteed by Ung Gyu Kim, President	￦	333,120	￦	374,760
Loans from Small & medium Business Corporation borrowed at February 28, 2017 with the maturity of February 28, 2022 and at an interest of 2.65% per annum, guaranteed by Ung Gyu Kim, President		194,250		200,000

Loans from Small & medium Business Corporation borrowed at August 13, 2018 with the maturity of August 14, 2023 and at an interest of 2.43% per annum, guaranteed by Ung Gyu Kim, President		100,000		100,000

Total		627,370		674,760

Less: current portion		(233,160)		(222,260)
Total long-term debt less current portion	￦	394,210	￦	452,500

As of March 31, 2019 and December 31, 2018, the estimated fair value of the long-term debt, including the current portion, were ￦627,370 and ￦674,760, respectively.

Maturities of the long-term debt for each of the next five years and thereafter are as follows (in thousands of Korean Won):

Year Ending March 31,
2020	￦	174,870
2021		244,520
2022		141,480
2023		44,340
2024		22,160
Total	￦	627,370

As of March 31, 2019 and December 31, 2018, respectively, the Company was in compliance with the financial covenant in credit agreements as defined in the credit agreements.

NOTE 8 — DEBT

Short-term Borrowings

The Company borrowed ￦260,000 thousand from Kookmin Bank at October 8, 2015 with the maturity of October 2, 2019. The borrowings bear an interest at 6.09% and 4.70% per annum for 2018 and 2017, respectively. The Company paid ￦26,000 thousand and entered into a refinancing agreement at October 2, 2018. At December 31, 2018 and 2017, the balance for the borrowings was ￦234,000 thousand and ￦234,000 thousand, respectively. The borrowings are guaranteed by Korea Technology Finance Corporation, a government-funded institution.

The Company borrowed ￦260,000 thousand from Kookmin Bank at November 4, 2015 with the maturity of November 1, 2019. The borrowings bear an interest at 6.13% and 5.05% per annum for 2018 and 2017, respectively. The Company paid ￦26,000 thousand and entered into a refinancing agreement at November 3, 2017. The Company entered into a refinancing agreement at November 2, 2018. At December 31, 2018 and 2017, the balance for the borrowings was ￦234,000 thousand and ￦234,000 thousand, respectively. The borrowings are guaranteed by Korea Technology Finance Corporation, a government-funded institution.

The Company borrowed ￦1,000,000 thousand from Woori Bank at June 2, 2015 with the maturity of June 1, 2018. The borrowings bear an interest at 4.79% and 4.27% per annum for 2018 and 2017. The Company paid ￦1,000,000 thousand and entered into an extension agreement at May 25, 2018 through which the maturity was extended one more year. At December 31, 2018 and 2017, the balance for the borrowings was ￦900,000 thousand and ￦1,000,000 thousand, respectively. The borrowings are guaranteed by Korea Technology Finance Corporation, a government-funded institution.

The Company had a bank overdraft from Woori Bank. The overdraft bears an interest at 14.00% per annum for 2018 and 2017. At December 31, 2018 and 2017, the balance for the bank overdraft was nil and ￦57,886 thousand, respectively. The overdraft is collateralized by the savings account of ￦5,000 thousand and guaranteed by Ung Gyu Kim, President.

The Company borrowed ￦500,000 thousand from Suhyup Bank at July 18, 2016 with the original maturity of July 18, 2018. The maturity was extended 1 year, which is July 18, 2019. The borrowings bear an interest at 2.50 % per annum for 2018 and 2017. At December 31, 2018 and 2017, the balance for the borrowings was ￦428,000 thousand and ￦464,000 thousand, respectively. The borrowings are collateralized by the savings account of ￦3,000 thousand and guaranteed by Hyundai BS&C Co., Ltd., a nonaffiliated company.

The Company borrowed ￦300,000 thousand from Hana Bank at August 4, 2017 with the maturity of August 1, 2018. The borrowings bear an interest at 2.56% per annum for 2018 and 2017. The borrowings were paid off at maturity. At December 31, 2018 and 2017, the balance for the borrowings was nil and ￦300,000 thousand, respectively. The borrowings are collateralized by the savings account of ￦300,000 thousand.

The Company borrowed ￦550,000 thousand from GMT Co., Ltd. at April 19, 2017 with the maturity of November 30, 2017. The borrowings bear an interest at 6.00 % per annum for 2017. At December 31, 2018 and 2017, the balance for the borrowings was ￦195,000 thousand. The Company is in negotiation with the lender to extend the maturity. The balance is currently in default.

The Company borrowed ￦300,000 thousand from GNC Co., Ltd. at April 18, 2017 with the maturity of November 30, 2017. The borrowings bear an interest at 6.00 % per annum for 2017. At December 31, 2018 and 2017, the balance for the borrowings was ￦300,000 thousand. The Company is in negotiation with the lender to extend the maturity. The balance is currently in default.

The Company borrowed ￦130,000 thousand from Kwangju Bank at September 27, 2018 with the maturity of August 24, 2019. The borrowings bear an interest at 5.65 % per annum for 2018 and 2019. At December 31, 2018, the balance for the borrowings was ￦94,545 thousand for 2018. The borrowings are guaranteed by Ung Gyu Kim, President.

As of December 31, 2018 and December 31, 2017, the estimated fair value of the short-term borrowings approximate their carrying values.

Long-term Debt

The components of the long-term debt, including the current portion, are as follows (in thousands of Korean Won):

	December 31, 2018		December 31, 2017
Loans from Small & medium Business Corporation borrowed at March 23, 2016 with the maturity of March 22, 2021 and at an interest of 4.22% and 4.22% per annum for 2018 and 2017, respectively, guaranteed by Ung Gyu Kim, President	￦	374,760	￦	500,000

Loans from Small & medium Business Corporation borrowed at February 28, 2017 with the maturity of February 28, 2022 and at an interest of 2.65% per annum, guaranteed by Ung Gyu Kim, President		200,000		200,000

Loans from Small & medium Business Corporation borrowed at August 13, 2018 with the maturity of August 14, 2023 and at an interest of 2.43% per annum, guaranteed by Ung Gyu Kim, President. The borrowings are collateralized by the company’s patent on Optimal Voyage System technology.		100,000		-

Loans from Kwangju Bank borrowed at September 24, 2015 with the maturity of September 24, 2018 and at an interest 6.08% per annum for 2018 and 2017, respectively, guaranteed by Ung Gyu Kim, President. The borrowings are secured by the personal property owned by Ung Gyu Kim, President. The borrowings were paid off at maturity.		-		230,000
Total		674,760		930,000

Less: current portion		(222,260)		(245,240)
Total long-term debt less current portion	￦	452,500	￦	684,760

As of December 31, 2018 and 2017, the estimated fair value of the long-term debt, including the current portion, were ￦674,760 and ￦930,000, respectively.

Maturities of the long-term debt for each of the next five years and thereafter are as follows (in thousands of Korean Won):

Year Ending December 31,
2019	￦	222,260
2020		244,520
2021		141,480
2022		44,340
2023		22,160
Total	￦	674,760

As of December 31, 2018 and 2017, respectively, the Company was in compliance with the financial covenant in credit agreements as defined in the credit agreements.